Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 02, 2018	Nov. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2020	May 08, 2019	Jan. 01, 2019
Disclosure of transactions between related parties [line items]
Key management personnel compensation				$ 2,200	$ 2,000
Borrowings				3,170,977	3,184,512			$ 3,097,742
Contribution of Capital from Brookfield				37,060
Minimum liquidity requirement		$ 75,000
Payables to related parties					423,600
Interest expense				43,831	46,101
Due from related parties				9,980	0			58,885
Due to related parties				194,628	0			0
Due to related parties				7	21,306			183,795
Floating interest rate
Disclosure of transactions between related parties [line items]
Borrowings				$ 1,840,613
Borrowings, adjustment to interest rate basis						6.50%
Weighted average term				4 years 1 month 28 days
Senior Unsecured Bond, Maturing July 2023
Disclosure of transactions between related parties [line items]
Notional amount	$ 700,000		$ 700,000
Weighted average term	5 years		5 years
Interest expense				$ 35,000	38,500
Senior Unsecured Bond, Maturing July 2023 | Fixed interest rate
Disclosure of transactions between related parties [line items]
Fixed interest rate	8.50%
Parent | Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Borrowings				0	105,000			0
Notional amount		225,000				$ 200,000	$ 125,000
Amount of interest that is deferable		$ 25,000
Liquidity to debt ratio requirement		5.00%
Interest expense				7,300	8,300
Net interest accretion expense				1,400	$ 600
Parent | Unsecured Revolving Credit Facility | Floating interest rate
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis		5.00%
Brookfield
Disclosure of transactions between related parties [line items]
Payables to related parties				$ 411,300				$ 475,000
Brookfield | Senior Unsecured Bond, Maturing July 2023
Disclosure of transactions between related parties [line items]
Cash advances and loans made to related parties	$ 500,000